Concentration - Schedule of Concentration Risk Percentage (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	32.00%			[1]	20.00%	[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	37.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	24.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	11.00%			[1]
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]		[1]	10.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	69.00%		35.00%		30.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk			100.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk			100.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	16.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	12.00%		78.00%		48.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	12.00%		30.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	12.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]		[1]	16.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	73.00%		79.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	31.00%			[1]
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	16.00%			[1]
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	14.00%		15.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	20.00%
Supplier Concentration Risk [Member] | Supplier I [Member] | Accounts Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	14.00%
Product Concentration Risk [Member] | Supplier [Member] | Purchase [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	40.00%		78.00%		64.00%

[1]	Represent percentage less than 10%